INCOME TAX - Reconciliation of Theoretical Income Tax (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of theoretical income tax based on the Russian statutory income tax rate
Statutory income tax rate	20.00%	20.00%	20.00%
Loss before income tax	₽ (2,797)	₽ (639)	₽ (902)
Income tax benefit calculated at Russia's statutory income tax rate	559	128	180
Goodwill impairment			(51)
Effect of a lower tax rate in a subsidiary	(4)
Adjustments in respect of current income tax of previous years		(1)
Share-based payments	(510)	(112)	(13)
Other non-deductible expenses	(105)	(3)	(20)
Income tax (expense) / benefit for the year	₽ 60	₽ (12)	₽ (96)